UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08460

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
DEBT INSTRUMENTS (97.7%)
Argentina (1.3%)
Sovereign (1.3%)
Republic of Argentina,
1.68%, 8/3/12(a)		$1,207	$369
8.28%, 12/31/33		135	92
			461
Belize (0.0%)
Sovereign (0.0%)
Government of Belize,
4.25%, 2/20/29(b)		10	6

Brazil (5.3%)
Sovereign (5.3%)
Banco Nacional de Desenvolvimento Economico e Social,
6.37%, 6/16/18(c)		100	106
Federative Republic of Brazil,
5.88%, 1/15/19		120	130
7.13%, 1/20/37		40	48
8.00%, 1/15/18		161	187
8.88%, 10/14/19 - 4/15/24		376	492
10.00%, 1/1/17	BRL	510	253
10.50%, 7/14/14		$130	167
11.00%, 8/17/40(d)		330	445
			1,828
Bulgaria (0.3%)
Sovereign (0.3%)
Republic of Bulgaria,
8.25%, 1/15/15(c)		87	101

Canada (2.1%)
Corporate (2.1%)
Bombardier,Inc.,
6.30%, 5/1/14(c)		250	243
Novelis,Inc.,
7.25%, 2/15/15		175	152
OPTI Canada,Inc.,
8.25%, 12/15/14		75	58
Teck Resources Ltd.,
10.25%, 5/15/16		250	284
			737
Chile (0.3%)
Sovereign (0.3%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12(c)		100	110

Colombia (1.5%)
Sovereign (1.5%)
Republic of Colombia,
7.38%, 3/18/19		160	184
11.75%, 2/25/20		220	321
			505
Ecuador (0.3%)
Sovereign (0.3%)
Republic of Ecuador,
9.38%, 12/15/15		120	105

France (0.7%)
Corporate (0.7%)
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15		240	240

Georgia (0.3%)
Sovereign (0.3%)
Republic of Georgia,
7.50%, 4/15/13		100	100

Ghana (0.3%)
Sovereign (0.3%)
Republic of Ghana,
8.50%, 10/4/17(c)		100	100

Indonesia (3.3%)
Corporate (0.2%)
Pindo Deli Finance Mauritius,
Tranche A, Zero Coupon,
4/28/15(a)(c)(e)(f)		25	6
Tranche B, Zero Coupon,
4/28/18(a)(c)(e)(f)		146	16
Tranche C, Zero Coupon,
4/28/25(a)(c)(e)(f)		587	9
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, Zero Coupon,
4/28/15(a)(f)		87	20
Tranche B, Zero Coupon,
4/28/18(a)(c)(e)(f)		144	27
Tranche C, Zero Coupon,
4/28/27(a)(c)(e)(f)		268	4
			82
Sovereign (3.1%)
Republic of Indonesia,
6.88%, 1/17/18		100	109
6.88%, 1/17/18(c)		192	208
7.75%, 1/17/38(c)		223	249
11.63%, 3/4/19(c)		340	480
			1,046
			1,128
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast,
Zero Coupon, 3/31/18(f)		180	84

Kazakhstan (1.5%)
Sovereign (1.5%)
Intergas Finance BV,
6.38%, 5/14/17		90	82
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18(c)		400	436
			518
Luxembourg (1.3%)
Corporate (1.3%)
ArcelorMittal,
9.85%, 6/1/19		170	201
FMC Finance III S.A.,
6.88%, 7/15/17		120	117

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Luxembourg (cont’d)
Corporate (cont’d)
Wind Acquisition Finance S.A.,
10.75%, 12/1/15(c)		$115	$127
			445
Mexico (5.3%)
Sovereign (5.3%)
Mexican Bonos,
8.50%, 11/18/38	MXN	3,770	272
10.00%, 12/5/24		1,390	119
Pemex Project Funding Master Trust,
1.60%, 6/15/10(a)(c)		$100	100
8.63%, 12/1/23		250	287
United Mexican States,
5.63%, 1/15/17		1	1
5.95%, 3/19/19(d)		542	572
6.05%, 1/11/40		90	90
6.75%, 9/27/34(d)		355	392
			1,833
Netherlands (0.3%)
Corporate (0.3%)
Intergen N.V.,
9.00%, 6/30/17(c)		105	109

Pakistan (0.3%)
Sovereign (0.3%)
Republic of Pakistan,
7.13%, 3/31/16		100	88

Panama (0.6%)
Sovereign (0.6%)
Republic of Panama,
8.88%, 9/30/27		53	70
9.38%, 4/1/29		106	145
			215
Peru (1.9%)
Sovereign (1.9%)
Republic of Peru,
7.13%, 3/30/19		180	208
7.35%, 7/21/25		50	59
8.75%, 11/21/33(d)		290	389
			656
Philippines (1.7%)
Sovereign (1.7%)
Republic of Philippines,
8.38%, 6/17/19		100	122
8.88%, 3/17/15		69	83
9.00%, 2/15/13		180	211
9.50%, 2/2/30		113	151
			567
Poland (0.2%)
Sovereign (0.2%)
Republic of Poland,
6.38%, 7/15/19		75	85

Qatar (0.5%)
Sovereign (0.5%)
State of Qatar (Registered),
9.75%, 6/15/30		110	158

Russia (4.7%)
Sovereign (4.7%)
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17(c)		100	96
7.18%, 5/16/13(c)		110	114
Russian Federation,
7.50%, 3/31/30(b)(c)		283	310
Russian Federation (Registered),
7.50%, 3/31/30(b)(d)		655	718
12.75%, 6/24/28		225	376
			1,614
Singapore (0.1%)
Corporate (0.1%)
Flextronics International Ltd.,
6.50%, 5/15/13		43	42
South Korea (0.5%)
Sovereign (0.5%)
Export-Import Bank of Korea,
5.88%, 1/14/15		100	106
Korea Development Bank,
8.00%, 1/23/14		50	57
			163
Sri Lanka (0.3%)
Sovereign (0.3%)
Republic of Sri Lanka,
8.25%, 10/24/12		100	100

Trinidad (0.4%)
Sovereign (0.4%)
National Gas Co. of Trinidad& Tobago Ltd.,
6.05%, 1/15/36(c)		172	148

Turkey (4.1%)
Sovereign (4.1%)
Republic of Turkey,
Zero Coupon, 5/11/11	TRY	430	254
6.75%, 4/3/18		$69	73
6.88%, 3/17/36		301	302
7.50%, 7/14/17 - 11/7/19		210	232
8.00%, 2/14/34		47	54
11.00%, 8/6/14	TRY	180	123
11.50%, 1/23/12		$20	23
11.88%, 1/15/30		134	217
16.00%, 3/7/12	TRY	150	116
			1,394
Ukraine (0.3%)
Sovereign (0.3%)
Ukraine Government,
7.65%, 6/11/13		$100	91

United Kingdom (0.7%)
Corporate (0.7%)
Virgin Media Finance plc,
8.75%, 4/15/14		120	123
9.13%, 8/15/16		100	103
			226
United States (53.6%)
Corporate (53.6%)
AES Corp. (The),
7.75%, 3/1/14		40	40

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
United States (cont’d)
Corporate (cont’d)
8.00%, 6/1/20(d)	$160	$160
8.75%, 5/15/13(c)(d)	190	195
Airgas,Inc.,
7.13%, 10/1/18(c)	135	140
Ameristar Casinos,Inc.,
9.25%, 6/1/14(c)	125	130
Anixter,Inc.,
10.00%, 3/15/14	160	170
Apria Healthcare Group,Inc.,
11.25%, 11/1/14(c)	215	232
ARAMARK Corp.,
8.50%, 2/1/15	180	182
Ashland,Inc.,
9.13%, 6/1/17(c)	95	102
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
10.75%, 2/1/18(c)	180	188
Axcan Intermediate Holdings,Inc.,
12.75%, 3/1/16	40	43
Baldor Electric Co.,
8.63%, 2/15/17	40	41
Berry Plastics Corp.,
8.88%, 9/15/14	125	120
Biomet,Inc.,
11.63%, 10/15/17	205	224
Boyd Gaming Corp.,
7.75%, 12/15/12	215	216
Brown Shoe Co.,Inc.,
8.75%, 5/1/12(d)	100	99
CB Richard Ellis Services,Inc.,
11.63%, 6/15/17(c)	160	174
Chaparral Energy,Inc.,
8.50%, 12/1/15(d)	140	114
8.88%, 2/1/17	20	16
Charter Communications Operating LLC/Charter Communications Operating Capital,
10.88%, 9/15/14(c)(d)(f)	215	234
Chesapeake Energy Corp.,
6.38%, 6/15/15	25	23
7.50%, 9/15/13	280	280
7.63%, 7/15/13	25	25
CHS/Community Health Systems,Inc.,
8.88%, 7/15/15	250	257
Cimarex Energy Co.,
7.13%, 5/1/17	30	28
Commercial Barge Line Co.,
12.50%, 7/15/17(c)	130	136
Constellation Brands,Inc.,
7.25%, 9/1/16 - 5/15/17	150	150
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13(d)	70	71
CSC Holdings,Inc.,
8.63%, 2/15/19(c)	355	377
Dish DBS Corp.,
7.00%, 10/1/13	75	76
DISH DBS Corp.,
6.63%, 10/1/14	250	244
Dynegy Holdings,Inc.,
7.75%, 6/1/19	95	81
Edison Mission Energy,
7.75%, 6/15/16	250	220
El Paso Corp.,
12.00%, 12/12/13	190	218
Expedia,Inc.,
8.50%, 7/1/16(c)	200	212
Eye Care Centers of America,
10.75%, 2/15/15	165	170
FireKeepers Development Authority,
13.88%, 5/1/15(c)	215	230
First Data Corp.,
9.88%, 9/24/15	100	93
Ford Motor Credit Co. LLC,
7.00%, 10/1/13(d)	155	146
7.25%, 10/25/11(d)	235	228
Forest Oil Corp.,
7.25%, 6/15/19	25	24
7.75%, 5/1/14	65	64
Foundation PA Coal Co. LLC,
7.25%, 8/1/14	35	35
Freeport-McMoran Copper& Gold,Inc.,
8.38%, 4/1/17	185	197
Fresenius U.S. Finance II,Inc.,
9.00%, 7/15/15(c)	150	164
Frontier Communications Corp.,
9.00%, 8/15/31	145	143
Gaylord Entertainment Co.,
8.00%, 11/15/13	200	206
General Motors Acceptance Corp., Inc,
6.75%, 12/1/14(c)	119	102
6.88%, 9/15/11(c)	161	154
Georgia-Pacific LLC,
7.13%, 1/15/17(c)	205	201
Glatfelter,
7.13%, 5/1/16	30	29
Goodyear Tire& Rubber Co. (The),
10.50%, 5/15/16	155	169
Graham Packaging Co. LP/GPC Capital Corp. I,
9.88%, 10/15/14(d)	165	170
Graphic Packaging International,Inc.,
9.50%, 8/15/13	85	88
Great Atlantic& Pacific Tea Co.,
11.38%, 8/1/15(c)	75	76
Harrahs Operating Escrow LLC/Harrahs Escrow Corp.,
11.25%, 6/1/17(c)	350	361

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
United States (cont’d)
Corporate (cont’d)
HCA,Inc.,
5.75%, 3/15/14	$55	$49
6.25%, 2/15/13(d)	90	86
7.58%, 9/15/25	65	53
7.69%, 6/15/25	25	20
9.13%, 11/15/14(d)	220	228
Healthsouth Corp.,
10.75%, 6/15/16	110	120
Hexcel Corp.,
6.75%, 2/1/15	95	91
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(c)	185	176
Innophos Holdings,Inc.,
9.50%, 4/15/12(c)	50	49
Innophos,Inc.,
8.88%, 8/15/14	80	81
Intelsat Corp.,
9.25%, 6/15/16(d)	320	331
Interface,Inc.,
9.50%, 2/1/14	90	90
Invacare Corp.,
9.75%, 2/15/15	20	21
Ipalco Enterprises,Inc.,
8.63%, 11/14/11	30	31
Iron Mountain,Inc.,
8.75%, 7/15/18	150	157
JBS USA LLC/JBS USA Finance,Inc.,
11.63%, 5/1/14(c)	215	232
Johnsondiversey,Inc.,
9.63%, 5/15/12(d)	125	127
Key Energy Services,Inc.,
8.38%, 12/1/14	100	96
Koppers,Inc.,
9.88%, 10/15/13	45	47
L-3 Communications Corp.,
7.63%, 6/15/12	70	71
LaBranche& Co.,Inc.,
11.00%, 5/15/12	150	145
Las Vegas Sands Corp.,
6.38%, 2/15/15	100	90
LIN Television Corp.,
6.50%, 5/15/13	40	35
LPL Holdings,Inc.,
10.75%, 12/15/15(c)	88	87
Massey Energy Co.,
6.88%, 12/15/13	210	204
M-Foods Holdings,Inc.,
9.75%, 10/1/13(c)	60	62
MGM Mirage,
10.38%, 5/15/14(c)(d)	135	145
13.00%, 11/15/13(c)	175	201
Mirant Americas Generation LLC,
8.50%, 10/1/21	245	214
Neiman Marcus Group,Inc. (The) PIK,
9.00%, 10/15/15	84	72
Newfield Exploration Co.,
6.63%, 9/1/14(d)	190	188
7.13%, 5/15/18	25	25
Nextel Communications,Inc.,
6.88%, 10/31/13	70	65
Nielsen Finance LLC/Nielsen Finance Co.,
11.63%, 2/1/14(g)	75	80
NRG Energy,Inc.,
7.38%, 1/15/17(d)	90	87
Omnicare,Inc.,
6.75%, 12/15/13	95	93
6.88%, 12/15/15	80	77
Orion Power Holdings,Inc.,
12.00%, 5/1/10	250	260
Ormat Funding Corp.,
8.25%, 12/30/20	124	109
Owens-Brockway Glass Container,Inc.,
8.25%, 5/15/13(d)	285	293
Oxford Industries,Inc.,
11.38%, 7/15/15	175	188
PetroHawk Energy Corp.,
10.50%, 8/1/14(c)	160	173
Pioneer Natural Resources Co.,
6.65%, 3/15/17	275	263
Plains Exploration& Production Co.,
7.63%, 6/1/18	25	25
7.75%, 6/15/15(d)	190	189
10.00%, 3/1/16	105	114
Qwest Capital Funding,Inc.,
7.25%, 2/15/11	155	156
RBS Global,Inc./Rexnord LLC,
9.50%, 8/1/14	125	122
Residential Capital LLC,
8.50%, 5/15/10	5	4
Rite Aid Corp.,
8.63%, 3/1/15	115	94
RRI Energy,Inc.,
7.88%, 6/15/17	240	235
Sally Holdings LLC/Sally Capital,Inc.,
9.25%, 11/15/14	190	198
SandRidge Energy,Inc. PIK,
8.63%, 4/1/15	175	174
Select Medical Corp.,
7.63%, 2/1/15(d)	160	151
Sirius XM Radio,Inc.,
9.63%, 8/1/13	125	114
Smithfield Foods,Inc.,
7.00%, 8/1/11(d)	70	68
Sprint Capital Corp.,
6.90%, 5/1/19(d)	285	257
Sun Healthcare Group,Inc.,
9.13%, 4/15/15(d)	65	65
SunGard Data Systems,Inc.,
9.13%, 8/15/13	95	96

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
United States (cont’d)
Corporate (cont’d)
SUPERVALU,Inc.,
7.50%, 11/15/14	$50	$50
Tenet Healthcare Corp.,
7.38%, 2/1/13(d)	185	184
Terra Capital,Inc.,
7.00%, 2/1/17	90	94
Tesoro Corp.,
6.50%, 6/1/17	300	273
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15(b)	245	178
Ticketmaster Entertainment,Inc.,
10.75%, 8/1/16	375	386
Unisys Corp.,
14.25%, 9/15/15(c)	215	223
United Rentals North America,Inc.,
6.50%, 2/15/12	185	186
Vangent,Inc.,
9.63%, 2/15/15	200	187
Verso Paper Holdings LLC/Verso Paper,Inc.,
9.13%, 8/1/14	95	71
11.50%, 7/1/14(c)	205	211
Warner Chilcott Corp.,
8.75%, 2/1/15	77	79
Western Refining,Inc.,
11.25%, 6/15/17(c)	285	271
Westlake Chemical Corp.,
6.63%, 1/15/16	90	85
Williams Cos.,Inc. (The),
7.88%, 9/1/21(d)	180	195
Windstream Corp.,
8.13%, 8/1/13	40	41
XM Satellite Radio,Inc.,
11.25%, 6/15/13(c)	70	73
		18,429
Uruguay (0.1%)
Sovereign (0.1%)
Republic of Uruguay,
8.00%, 11/18/22	44	49

Venezuela (3.4%)
Sovereign (3.4%)
Republic of Venezuela,
5.75%, 2/26/16	79	58
7.00%, 3/31/38	130	80
7.65%, 4/21/25	150	100
9.00%, 5/7/23	49	37
9.25%, 9/15/27 - 5/7/28	1,108	884
		1,159
TOTAL DEBT INSTRUMENTS (Cost $31,208)		33,594

	Shares
COMMON STOCK (0.0%)
United States (0.0%)
SW AcquisitiLP(g)(h) (Cost $—)	1	—

PREFERRED STOCK (0.1%)
United States (0.1%)
Preferred Blocker,Inc., 7.00% (c) (Cost $33)	63	37

	No.of Warrants
WARRANTS (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expires11/15/20(a)(e)(g)	500	57
Venezuela (0.1%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires4/15/20(a)(e)(g)	950	25
TOTAL WARRANTS (Cost $—@)		82

	Face Amount (000)
SHORT-TERM INVESTMENT (2.0%)
United States (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class(i) (Cost $689)	688,781	689
TOTAL INVESTMENTS (100.0%) (Cost $31,930) +		34,402
LIABILITIES IN EXCESS OF OTHER ASSETS		(3,453)
NET ASSETS		$30,949

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2009.
(b)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2009.
(e)	Security has been deemed illiquid at September 30, 2009.
(f)	Issuer is in default.
(g)	Non-income producing security.
(h)

At September 30, 2009, the Fund held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(i)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by less than $500 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $1,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $12,301,000 and $12,331,000, respectively.

@	Value is less than $500.
+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $31,930,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,472,000 of which $3,397,000 related to appreciated securities and $925,000 related to depreciated securities.

PIK	Payment In-Kind

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	244	$244	10/26/09	KRW	295,400	$251	$7
USD	127	127	12/28/09	RUB	3,900	127	—	@
		$371				$378	$7

BRL	— Brazilian Real
KRW	— Korean Won
MXN	— Mexican Peso
RUB	— Russian Ruble
TRY	— Turkish Lira
USD	— United States Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	22	$2,603	Dec-09	$(20)

Morgan Stanley Global Opportunity Bond Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing Percentage of Total Value of Investments)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stock
Utilities	$—	$—	$—	**	$—	**
Debt Instruments
Aerospace	—	162	—		162
Broadcasting	—	35	—		35
Cable	—	1,327	—		1,327
Chemicals	—	718	—		718
Consumer Products	—	245	—		245
Energy	—	3,491	—		3,491
Financial	—	1,374	—		1,374
Food& Drug	—	305	—		305
Food& Tobacco	—	68	—		68
Forest Products	—	1,134	—		1,134
Gaming& Leisure	—	1,143	—		1,143
Health Care	—	2,056	—		2,056
Housing	—	90	—		90
Information Technology	—	798	—		798
Manufacturing	—	290	—		290
Metals	—	869	—		869
Retail	—	821	—		821
Services	—	960	—		960
Sovereign	—	13,284	—		13,284
Telecommunications	—	1,135	—		1,135
Transportation	—	753	—		753
Utilities	—	2,072	—		2,072
Wireless Communications	—	464	—		464
Total Debt Instruments	—	33,594	—		33,594
Forward Currency Exchange Contracts	—	7	—		7
Preferred Stock
Wireless Communications	—	37	—		37
Short-Term Investment
Investment Company	689	—	—		689
Warrants	—	82	—		82
Total Assets	689	33,720	—	**	34,409

Liabilities:
Futures	20	—	—		20
Reverse Repurchase Agreement	—	3,591	—		3,591
Total Liabilities	20	3,591	—		3,611
Total	$669	$30,129	$—	**	$30,798

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock (000)
Balance as of 12/31/08	$—	**
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

** Includes a security which is valued at zero.

At September 30, 2009, the Fund had reverse repurchase agreements outstanding with UBS as follows:

Maturity in
less than
UBS Agreement	365 Days
Value of Securities Subject to Repurchase	$5,430,000
Liability Under Reverse Repurchase Agreement	$3,596,000
Weighted Average Days to Maturity	70.03

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments
• Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Randy Takian
Name: Randy Takian
Title: Principal Executive Officer
Date: November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name: Randy Takian
Title: Principal Executive Officer
Date: November 19, 2009

By:	/s/ James Garrett
Name: James Garrett
Title: Principal Financial Officer
Date: November 19, 2009